Statements of Net Assets Available for Plan Benefits - EBP 334 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments at fair value (notes 3 and 4)	$ 17,103,775	$ 14,538,186
Notes receivable from participants	118,461	112,779
Employer contribution receivable (note 1)	103,849	86,722
Accrued dividends and interest	3,737	3,185
Other assets	3,884	1,800
Total assets	17,333,706	14,742,672
Liabilities:
Other liabilities	4,252	2,542
Total liabilities	4,252	2,542
Net assets available for plan benefits	$ 17,329,454	$ 14,740,130